UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5582

                            OPPENHEIMER CASH RESERVES
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JULY 31

                   Date of reporting period: OCTOBER 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.


OPPENHEIMER CASH RESERVES

STATEMENT OF INVESTMENTS October 31, 2006 / Unaudited

                                                                           Principal
                                                                              Amount              Value
-----------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--18.7%
-----------------------------------------------------------------------------------------------------------
Bank of America NA, 5.335%, 12/11/06                                $     14,500,000   $     14,500,000
-----------------------------------------------------------------------------------------------------------
Bank of the West, 5.365%, 11/9/06                                         19,000,000         19,000,000
-----------------------------------------------------------------------------------------------------------
Barclays Bank plc, New York:
5.31%, 1/4/07                                                              5,000,000          5,000,000
5.32%, 1/18/07                                                            13,000,000         13,000,000
5.37%, 11/15/06                                                           10,000,000         10,000,000
-----------------------------------------------------------------------------------------------------------
BNP Paribas, New York, 5.268%, 7/2/07 1                                   10,000,000          9,998,300
-----------------------------------------------------------------------------------------------------------
Calyon, New York, 5.263%, 7/2/07 1                                        15,000,000         14,995,877
-----------------------------------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce NY:
5.31%, 11/17/06                                                            7,000,000          7,000,000
5.31%, 3/12/07                                                            10,000,000         10,000,000
-----------------------------------------------------------------------------------------------------------
Citibank NA, 5.40%, 11/9/06                                               10,000,000         10,000,152
-----------------------------------------------------------------------------------------------------------
Deutsche Bank, New York, 5.29%, 11/3/06                                   13,000,000         13,000,000
-----------------------------------------------------------------------------------------------------------
M&I Marshall & Ilsley Bank, 5.31%, 1/10/07                                10,000,000         10,000,000
-----------------------------------------------------------------------------------------------------------
Skandinaviska Enskilda Banken, New York, 5.31%, 11/3/06                    8,500,000          8,500,000
-----------------------------------------------------------------------------------------------------------
Svenska Handelsbanken NY, 5.335%, 12/8/06                                  4,000,000          4,000,000
-----------------------------------------------------------------------------------------------------------
UBS AG Stamford CT:
5.28%, 11/29/06                                                           10,000,000         10,000,000
5.285%, 12/5/06                                                            8,000,000          8,000,000
-----------------------------------------------------------------------------------------------------------
Washington Mutual Bank FA, 5.40%, 11/2/06                                  9,000,000          9,000,000
                                                                                        ------------------
Total Certificates of Deposit (Cost $175,994,329)                                           175,994,329

-----------------------------------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS--20.6%
-----------------------------------------------------------------------------------------------------------
ABN AMRO North America Finance, Inc., 5.25%, 11/6/06                       7,222,000          7,216,734
-----------------------------------------------------------------------------------------------------------
Dexia Delaware LLC, 5.26%, 11/30/06                                       11,500,000         11,451,272
-----------------------------------------------------------------------------------------------------------
DnB NOR Bank ASA, 5.24%, 12/19/06                                         20,000,000         19,860,267
-----------------------------------------------------------------------------------------------------------
Fortis Funding LLC, 5.26%, 11/29/06 2                                     10,000,000          9,959,089
-----------------------------------------------------------------------------------------------------------
Governor & Co. of the Bank of Ireland, 5.25%, 11/22/06 2                  10,000,000          9,970,017
-----------------------------------------------------------------------------------------------------------
HBOS Treasury Services:
5.245%, 2/1/07                                                             3,500,000          3,453,042
5.255%, 1/26/07                                                            8,000,000          7,899,571
5.27%, 12/19/06                                                           13,850,000         13,752,681
5.33%, 11/10/06                                                            3,000,000          2,996,003
-----------------------------------------------------------------------------------------------------------
HSBC Bank USA, 5.41%, 12/14/06                                             7,195,000          7,195,707
-----------------------------------------------------------------------------------------------------------
Nationwide Building Society, 5.22%, 3/12/07 2                             10,000,000          9,810,050
-----------------------------------------------------------------------------------------------------------
Rabobank USA Financial Corp., 5.14%, 11/20/06                              7,800,000          7,778,840
-----------------------------------------------------------------------------------------------------------
St. George Bank Ltd.:
5.265%, 12/1/06 2                                                         15,000,000         14,934,188
5.265%, 12/11/06 2                                                         3,500,000          3,479,525
-----------------------------------------------------------------------------------------------------------
Stadshypotek Delaware, Inc., 5.265%, 11/27/06 2                           13,000,000         12,950,568
-----------------------------------------------------------------------------------------------------------
Svenska Handelsbanken, Inc., Series S, 5.29%, 11/13/06                    12,500,000         12,477,958
-----------------------------------------------------------------------------------------------------------
Swedbank Mortgage AB:
5.265%, 12/6/06                                                           13,000,000         12,933,456
5.29%, 11/10/06                                                            1,500,000          1,498,016
-----------------------------------------------------------------------------------------------------------
Toronto Dominion Holdings (USA), Inc., 5.26%, 12/15/06 2                  11,500,000         11,426,068
-----------------------------------------------------------------------------------------------------------
UBS Finance (Delaware) LLC:
5.25%, 11/6/06                                                             5,000,000          4,996,354
5.25%, 12/4/06                                                             8,250,000          8,210,297
                                                                                        ------------------
Total Direct Bank Obligations (Cost $194,249,703)                                           194,249,703


1
                           Oppenheimer Cash Reserves

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS October 31, 2006 / Unaudited

                                                                           Principal
                                                                              Amount              Value
-----------------------------------------------------------------------------------------------------------
LETTERS OF CREDIT--1.4%
-----------------------------------------------------------------------------------------------------------
Suntrust Bank, guaranteeing commercial paper of NATC California
LLC, 5.27%, 1/12/07 (Cost $12,862,980)                              $     13,000,000   $     12,862,980

-----------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--59.1%
-----------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--21.4%
Capital Auto Receivables Asset Trust 2006-SN1A, 5.33%,
9/20/07 1, 3                                                               2,117,840          2,117,840
-----------------------------------------------------------------------------------------------------------
Chesham Finance LLC:
5.27%, 11/1/06                                                             8,000,000          8,000,000
5.27%, 1/5/07                                                             10,000,000          9,904,847
-----------------------------------------------------------------------------------------------------------
Concord Minutemen Capital Co. LLC, 5.27%, 11/7/06 2                        4,379,000          4,375,154
-----------------------------------------------------------------------------------------------------------
FCAR Owner Trust I:
5.285%, 12/15/06                                                           7,000,000          6,954,784
5.30%, 11/15/06                                                            8,600,000          8,582,274
-----------------------------------------------------------------------------------------------------------
FCAR Owner Trust II, 5.28%, 1/19/07                                       12,000,000         11,860,960
-----------------------------------------------------------------------------------------------------------
Gemini Securitization Corp.:
5.27%, 11/16/06 2                                                          1,000,000            997,804
5.27%, 1/9/07 2                                                           12,000,000         11,878,790
-----------------------------------------------------------------------------------------------------------
GOVCO, Inc.:
5.26%, 1/16/07 2                                                           3,000,000          2,966,687
5.27%, 12/7/06 2                                                          25,000,000         24,868,250
-----------------------------------------------------------------------------------------------------------
Legacy Capital LLC:
5.19%, 4/10/07                                                            15,412,000         15,056,497
5.23%, 4/16/07                                                             5,000,000          4,879,419
-----------------------------------------------------------------------------------------------------------
Lexington Parker Capital Co. LLC, 5.285%, 11/2/06 2                       15,000,000         14,997,798
-----------------------------------------------------------------------------------------------------------
New Center Asset Trust, 5.28%, 12/6/06                                     1,000,000            994,867
-----------------------------------------------------------------------------------------------------------
Ormond Quay Funding LLC, 5.28%, 11/8/06 2                                  7,500,000          7,492,300
-----------------------------------------------------------------------------------------------------------
Perry Global Funding LLC, Series A:
5.25%, 1/18/07 2                                                          10,918,000         10,793,808
5.31%, 11/13/06 2                                                         15,200,000         15,173,096
-----------------------------------------------------------------------------------------------------------
Solitaire Funding LLC:
5.26%, 2/23/07 2                                                           9,000,000          8,850,090
5.27%, 11/16/06 2                                                         14,300,000         14,268,600
-----------------------------------------------------------------------------------------------------------
Victory Receivables Corp.:
5.28%, 11/3/06 2                                                           5,500,000          5,498,387
5.28%, 11/7/06 2                                                           3,165,000          3,162,215
5.28%, 11/16/06 2                                                          5,000,000          4,989,000
-----------------------------------------------------------------------------------------------------------
Yorktown Capital LLC, 5.27%, 12/20/06 2                                    2,300,000          2,283,502
                                                                                        ------------------
                                                                                            200,946,969
-----------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.4%
Mississippi Business Finance Corp. Revenue Bonds, Millsaps
Chevrolet-Pontiac-Buick-GMC Truck, Inc. Project, Series 2004,
5.31%, 11/2/06 1                                                           3,525,000          3,525,000
-----------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--6.5%
Banc of America Securities LLC, 5.34%, 11/1/06 1                          15,000,000         15,000,000
-----------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc.:
5.24%, 12/28/06                                                            5,000,000          4,958,517
5.25%, 11/29/06                                                            9,000,000          8,963,250
5.28%, 12/15/06                                                            5,000,000          4,967,733

                           Oppenheimer Cash Reserves

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS October 31, 2006 / Unaudited

                                                                           Principal
                                                                              Amount              Value
-----------------------------------------------------------------------------------------------------------
CAPITAL MARKETS CONTINUED
Citigroup Funding, Inc.:
5.24%, 12/18/06                                                     $     11,433,000    $    11,354,412
5.26%, 11/14/06                                                            2,600,000          2,595,061
-----------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.37%, 4/6/07 1, 3                             11,000,000         11,000,000
-----------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc., 5.438%, 11/1/06 1                                   2,000,000          2,000,000
                                                                                        ------------------
                                                                                             60,838,973
-----------------------------------------------------------------------------------------------------------
CHEMICALS--1.4%
BASF AG, 5.245%, 12/28/06 2                                               13,000,000         12,892,040
-----------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--2.0%
Bank of America Corp.:
5.26%, 12/15/06                                                            3,000,000          2,980,713
5.28%, 11/20/06                                                            3,000,000          2,991,640
-----------------------------------------------------------------------------------------------------------
Deutsche Bank Financial LLC, 5.25%, 11/8/06                               13,000,000         12,986,729
                                                                                        ------------------
                                                                                             18,959,082
-----------------------------------------------------------------------------------------------------------
COMMERCIAL FINANCE--3.0%
Countrywide Financial Corp.:
5.29%, 11/24/06                                                           10,000,000          9,966,203
5.35%, 11/1/06                                                            18,000,000         18,000,000
                                                                                        ------------------
                                                                                             27,966,203
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--6.6%
General Electric Capital Corp., 5.27%, 11/22/06                           15,300,000         15,252,965
-----------------------------------------------------------------------------------------------------------
General Electric Capital Services:
5.27%, 11/20/06                                                           15,000,000         14,958,279
5.27%, 11/22/06                                                            4,500,000          4,486,166
-----------------------------------------------------------------------------------------------------------
Greenwich Capital Holdings, Inc.:
5.245%, 12/21/06                                                           2,000,000          1,985,431
5.463%, 2/15/07 1                                                          8,000,000          8,000,000
-----------------------------------------------------------------------------------------------------------
Prudential Funding LLC, 5.285%, 11/13/06 3                                18,000,000         17,968,290
                                                                                        ------------------
                                                                                             62,651,131
-----------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.6%
AL Incentives Finance Authority Special Obligation Bonds, Series
1999-C, 5.32%, 11/2/06 1                                                   5,415,000          5,415,000
-----------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.3%
Ross Sinclaire Real Estate Trust, 5.42%, 11/1/06 1                         2,705,000          2,705,000
-----------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.3%
Columbus, GA Development Authority Revenue Bonds, ECLA Family
Partnership LLP Project, Series 2004, 5.37%, 11/1/06 1                     2,995,000          2,995,000
-----------------------------------------------------------------------------------------------------------
INSURANCE--4.6%
ING America Insurance Holdings, Inc.:
5.25%, 1/22/07                                                             9,000,000          8,892,375
5.27%, 11/27/06                                                            6,000,000          5,977,163
5.27%, 12/11/06                                                            5,000,000          4,970,722
-----------------------------------------------------------------------------------------------------------
Jackson National Life Global Funding, Series 2004-6, 5.39%,
11/15/06 1, 3                                                              5,000,000          5,000,000
-----------------------------------------------------------------------------------------------------------
Metropolitan Life Global Funding I, Series 2003-5, 5.41%,
11/15/06 1, 3                                                              8,600,000          8,600,000

                           Oppenheimer Cash Reserves

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS October 31, 2006 / Unaudited

                                                                           Principal
                                                                              Amount              Value
-----------------------------------------------------------------------------------------------------------
INSURANCE CONTINUED
Prudential Insurance Co. of America, 5.353%, 2/1/07 1                $    10,000,000    $    10,000,000
                                                                                        ------------------
                                                                                             43,440,260
-----------------------------------------------------------------------------------------------------------
LEASING & FACTORING--4.5%
American Honda Finance Corp.:
5.341%, 9/26/07 1, 3                                                       5,500,000          5,500,000
5.469%, 8/8/07 1, 4                                                        8,000,000          8,000,000
-----------------------------------------------------------------------------------------------------------
Toyota Motor Credit Corp.:
5.26%, 12/13/06                                                           15,000,000         14,907,950
5.27%, 11/20/06                                                           14,000,000         13,961,061
                                                                                        ------------------
                                                                                             42,369,011
-----------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.7%
CAS Realty, Inc., Series 2004, 5.47%, 11/1/06 1                            6,470,000          6,470,000
-----------------------------------------------------------------------------------------------------------
REAL ESTATE--1.8%
Cain Capital Investments LLC, 5.44%, 11/1/06 1                             3,630,000          3,630,000
-----------------------------------------------------------------------------------------------------------
Donegal Crossing Assn. LLC, 5.35%, 11/1/06 1                              13,130,000         13,130,000
                                                                                        ------------------
                                                                                             16,760,000
-----------------------------------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--5.0%
Cooperative Assn. of Tractor Dealers, Inc., Series B:
5.22%, 3/13/07                                                             5,021,000          4,924,898
5.23%, 3/28/07                                                             1,000,000            978,644
5.26%, 2/27/07                                                             2,925,000          2,874,570
5.27%, 4/13/07                                                             5,080,000          4,958,784
5.28%, 2/2/07                                                              1,415,000          1,395,699
5.28%, 2/16/07                                                             1,000,000            984,307
5.28%, 2/20/07                                                             1,014,000            997,492
-----------------------------------------------------------------------------------------------------------
K2 (USA) LLC, 5.14%, 11/27/06                                              3,000,000          2,988,862
-----------------------------------------------------------------------------------------------------------
Parkland (USA) LLC, 5.30%, 12/12/06 1, 4                                   5,000,000          4,999,944
-----------------------------------------------------------------------------------------------------------
Premier Asset Collateralized Entity LLC, 5.30%, 9/17/07 1, 4              10,000,000         10,000,000
-----------------------------------------------------------------------------------------------------------
RACERS Trust, Series 2004-6-MM, 5.34%, 11/22/06 1                          2,500,000          2,500,000
-----------------------------------------------------------------------------------------------------------
Union Hamilton Special Purpose Funding LLC, 5.364%, 3/28/07 1, 4          10,000,000         10,000,000
                                                                                        ------------------
                                                                                             47,603,200
                                                                                        ------------------
Total Short-Term Notes (Cost $555,536,869)                                                  555,536,869
-----------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $938,643,881)                                  99.8%      938,643,881
-----------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                   0.2         1,853,612
                                                                     -------------------------------------
Net Assets                                                                      100.0%  $   940,497,493
                                                                     -------------------------------------

Footnotes to Statement of Investments

Short-term notes, direct bank obligations and letters of credit are generally traded on a discount basis; the interest rate shown is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

                           Oppenheimer Cash Reserves

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS October 31, 2006 / Unaudited

1. Represents the current interest rate for a variable or increasing rate security.
2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $218,017,026, or 23.18% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.
3. Illiquid security. The aggregate value of illiquid securities as of October 31, 2006 was $50,186,130, which represents 5.34% of the Fund's net assets. See accompanying Notes.
4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $32,999,944 or 3.51% of the Fund's net assets as of October 31, 2006.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

ILLIQUID SECURITIES
As of October 31, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENTS
In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of October 31, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


5

                           Oppenheimer Cash Reserves



ITEM 2. CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of October 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
        (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
        (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

    (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Cash Reserves


By:   /s/ John V. Murphy
      _______________________________
      John V. Murphy
      Principal Executive Officer
Date: December 12, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ________________________________
      John V. Murphy
      Principal Executive Officer
Date: December 12, 2006


By:   /s/ Brian W. Wixted
      ________________________________
      Brian W. Wixted
      Principal Financial Officer
Date: December 12, 2006